October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$255	$ 265,705
California — 0.4%
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	770	616,000
Pennsylvania — 127.8%
Corporate — 2.9%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	878,357
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	1,190	1,238,116
Series B-2, AMT, 3.85%, 04/01/49(a)	1,625	1,623,852
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	327,714
Series C, 5.25%, 12/01/37(a)	570	575,108
AMT, 5.50%, 11/01/44	135	135,078
		4,778,225
County/City/Special District/School District — 22.1%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,283,106
5.00%, 05/01/42	1,455	1,486,014
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,181,947
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,096,359
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	1,685	1,707,692
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	650	614,546
4.75%, 03/01/50	1,495	1,340,918
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	1,000	1,168,316
Series A, 5.25%, 08/01/45	575	628,641
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	105,077
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	112,847
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	962,799
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	843,509
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	203,022
Series B, (BAM SAW), 0.00%, 10/01/34	550	387,910
Series C, (BAM SAW), 0.00%, 10/01/33	360	265,774
County of Allegheny Pennsylvania, GO, Series C-78, 4.00%, 11/01/45	3,440	3,340,549
Cumberland Valley School District, GOL, Series A, (BAM SAW), 5.00%, 12/01/53	1,300	1,348,579
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	1,015,788
AMT, 5.50%, 06/30/43	2,500	2,609,811
AMT, 6.00%, 06/30/61	1,305	1,380,054
Security	Par (000)	Value
County/City/Special District/School District (continued)
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/44	$1,000	$ 1,021,743
Series A, (SAW), 5.50%, 09/01/48	2,500	2,665,638
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,924,661
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,188,625
State Public School Building Authority, RB, (AGM SAW), 0.00%, 12/15/25(c)	1,770	1,763,362
		35,647,287
Education — 17.7%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	430	403,982
5.00%, 10/01/49	430	361,960
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,298,413
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,330	1,292,072
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	400	421,892
Pennsylvania Higher Education Assistance Agency, RB
Series 1C, AMT, 5.50%, 06/01/52	735	747,107
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	3,053,379
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	251,474
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	505,454
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	503,034
Series A, 5.00%, 11/01/31	845	889,830
Series A, (AGM), 4.00%, 05/01/50	4,645	4,202,768
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,374,561
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	1,600	1,753,310
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	180	177,027
5.00%, 06/15/39	335	325,703
4.00%, 12/01/48	3,300	3,092,638
5.00%, 06/15/49	935	842,489
5.00%, 06/15/50	575	499,322
5.25%, 11/01/52	1,355	1,401,687
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	296,799
Series A, 5.25%, 06/15/52	375	358,814
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/48	2,395	2,525,178
		28,578,893
Health — 27.8%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,039,253
Series D2, 3.92%, 11/15/47(a)	1,040	1,029,717
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	1,700	1,699,529
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	1,750	1,763,271
Series A, 5.00%, 10/01/52	1,000	1,006,940
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	395	383,021
4.13%, 01/01/38	160	154,138
5.00%, 01/01/38	875	875,261

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	$2,060	$ 1,888,657
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,435,027
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	1,000	1,013,553
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	491,787
5.00%, 12/01/49	420	408,992
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	519,147
Series A, 5.00%, 05/01/49	385	384,703
Series A, 5.00%, 12/01/55	550	533,972
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	597,099
Class B, 5.00%, 05/01/57	2,000	2,013,903
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,530	1,350,897
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	180,108
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	220,001
5.00%, 12/01/46	400	378,300
Northampton County General Purpose Authority, Refunding RB
Series A1, (AGM), 4.00%, 08/15/43	2,085	1,976,682
Series A1, 5.25%, 08/15/53	2,085	2,162,934
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,420	3,764,151
Series A-2, 4.00%, 05/15/53	1,020	891,238
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	640	562,482
Series B, 5.00%, 03/15/50	2,705	2,794,152
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,900	1,514,717
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	2,380	2,215,507
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	3,000	3,081,311
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,000	1,010,823
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,519,388
		44,860,661
Housing — 12.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,230	1,652,394
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,157,564
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,045	2,218,099
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,000	1,005,497
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	1,009,360
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	2,320	2,336,836
Series 149A, Sustainability Bonds, 5.20%, 04/01/53(e)	1,085	1,123,526
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,036,674
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing (continued)
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	$2,170	$ 2,243,518
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,101,547
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	810	635,850
Series A, 4.00%, 12/01/46	2,970	2,331,450
Series A, 4.00%, 12/01/51	805	627,900
		20,480,215
State — 6.0%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	1,855	1,843,325
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	2,270	2,279,674
5.00%, 06/30/42	2,000	2,004,905
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,559,876
		9,687,780
Tobacco — 4.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,366,745
5.00%, 06/01/35	1,295	1,351,201
(AGM), 4.00%, 06/01/39	1,955	1,939,619
		7,657,565
Transportation — 25.3%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/39	880	986,184
Series A, AMT, (AGM), 5.50%, 01/01/53	500	524,883
Series A, AMT, 5.00%, 01/01/56	920	921,479
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, (AGM), 4.00%, 07/01/46	4,525	4,112,649
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	500	537,047
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	610	622,317
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	3,695	3,742,618
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	385	391,575
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,015,835
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,230,127
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,173,990
Series A, Subordinate, 4.00%, 12/01/46	1,000	936,156
Series A, Subordinate, 4.00%, 12/01/49	2,000	1,840,526
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,281,587
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,273,684
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	1,022,249
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,129,953
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	860	934,116
Series B, 5.25%, 12/01/52	775	820,963
Subordinate, 5.00%, 12/01/42	125	136,647
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,410,346
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	$8,000	$ 8,419,102
5.25%, 06/01/52	2,305	2,403,116
		40,867,149
Utilities — 8.6%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	455,112
5.25%, 12/01/55	645	684,511
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	1,040	1,069,282
Series C, (AGM), 5.25%, 09/01/49	1,500	1,612,478
Series C, 5.50%, 06/01/52	1,900	2,028,837
Series C, (AGM), 5.25%, 09/01/54	500	534,986
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,240	1,253,184
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	955,150
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	2,500	2,636,229
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/55	970	1,008,235
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	1,000	1,041,121
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	584,210
		13,863,335
Total Municipal Bonds in Pennsylvania		206,421,110
Puerto Rico — 3.0%
State — 3.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	292	283,602
Series A-2, Restructured, 4.78%, 07/01/58	46	43,258
Series A-2, Restructured, 4.33%, 07/01/40	125	121,187
Series B-1, Restructured, 4.75%, 07/01/53	208	196,665
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,164,302
Series B-2, Restructured, 4.78%, 07/01/58	274	257,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,091	727,736
Total Municipal Bonds in Puerto Rico		4,794,419
Wisconsin — 1.2%
Transportation — 1.2%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	850	881,462
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,044,339
Total Municipal Bonds in Wisconsin		1,925,801
Total Municipal Bonds — 132.6% (Cost: $214,358,529)		214,023,035
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 18.2%
Education — 6.3%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	10,160	10,160,593
Security	Par (000)	Value
Health — 2.6%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(i)	$4,000	$ 4,252,952
Housing — 4.6%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,209	3,364,099
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(i)	1,410	1,420,062
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	2,538	2,564,799
		7,348,960
Utilities — 4.7%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	2,481	2,677,634
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(i)	4,648	4,901,105
		7,578,739
Total Municipal Bonds in Pennsylvania		29,341,244
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.2% (Cost: $29,058,138)		29,341,244
Total Long-Term Investments — 150.8% (Cost: $243,416,667)		243,364,279

	Shares
Short-Term Securities
	Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	9,424,847	9,425,790
	Total Short-Term Securities — 5.8% (Cost: $9,425,781)	9,425,790
	Total Investments — 156.6% (Cost: $252,842,448)	252,790,069
	Other Assets Less Liabilities — 6.2%	10,007,905
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.7)%	(18,942,534)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.1)%	(82,415,786)
	Net Assets Applicable to Common Shares — 100.0%	$ 161,439,654

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $7,070,205.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,568,789	$ 5,857,001 (a)	$ —	$ —	$ —	$ 9,425,790	9,424,847	$ 53,931	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 214,023,035	$ —	$ 214,023,035
Municipal Bonds Transferred to Tender Option Bond Trusts	—	29,341,244	—	29,341,244
Short-Term Securities
Money Market Funds	9,425,790	—	—	9,425,790
	$9,425,790	$243,364,279	$—	$252,790,069
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,861,288)	$—	$(18,861,288)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(101,461,288)	$—	$(101,461,288)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax